10-K Shareholders' Equity (Restricted Stock Units Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Stock units granted	403,026	483,281
Weighted average grant-date fair value of award	$ 133.46	$ 121.26	$ 100.27	$ 101.79
Total fair value of share units vested		$ 28,751	$ 26,711	$ 23,742
Performance Shares [Member]
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Stock units granted	105,581	95,038
Weighted average grant-date fair value of award	$ 133.30	$ 117.94	$ 96.99	$ 87.19
Total fair value of share units vested		$ 4,674	$ 10,954	$ 15,628
Deferred Share Units [Member]
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Stock units granted	3,945	2,094
Weighted average grant-date fair value of award	$ 136.47	$ 121.00	$ 99.80	$ 103.81
Total fair value of share units awarded		$ 253	$ 285	$ 272